Janus Henderson VIT Overseas Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Common Stocks– 97.8%
Aerospace & Defense – 5.4%
Airbus SE	45,479	$6,083,455
BAE Systems PLC	2,317,916	28,132,234
		34,215,689
Banks – 14.8%
BNP Paribas SA	432,198	27,511,215
Erste Group Bank AG	537,500	18,565,473
HDFC Bank Ltd	846,439	15,501,492
Natwest Group PLC	3,893,107	11,137,710
Permanent TSB Group Holdings PLC*	3,437,533	7,817,178
UniCredit SpA	524,486	12,548,849
		93,081,917
Beverages – 4.5%
Diageo PLC	286,881	10,578,093
Heineken NV	205,019	18,032,542
		28,610,635
Biotechnology – 2.3%
Argenx SE (ADR)*	16,784	8,251,518
Ascendis Pharma A/S (ADR)*	44,525	4,169,321
Zai Lab Ltd (ADR)*	90,056	2,189,261
		14,610,100
Commercial Services & Supplies – 3.1%
Secom Co Ltd	286,100	19,404,386
Diversified Telecommunication Services – 4.2%
Deutsche Telekom AG	1,271,281	26,692,517
Electronic Equipment, Instruments & Components – 3.8%
Hexagon AB - Class B	1,038,462	8,841,141
Keyence Corp	41,100	15,277,738
		24,118,879
Entertainment – 2.5%
Liberty Media Corp-Liberty Formula One - Series C*	254,311	15,843,575
Health Care Equipment & Supplies – 1.7%
Hoya Corp	102,000	10,512,869
Hotels, Restaurants & Leisure – 2.5%
Entain PLC	1,362,610	15,506,800
Insurance – 8.0%
AIA Group Ltd	2,063,400	16,691,512
Beazley PLC	1,269,162	8,534,511
Dai-ichi Life Holdings Inc	1,210,400	25,186,577
		50,412,600
Metals & Mining – 4.8%
Teck Resources Ltd	694,176	29,881,105
Multiline Retail – 2.1%
JD.Com Inc - Class A	903,128	13,127,277
Oil, Gas & Consumable Fuels – 7.3%
Canadian Natural Resources Ltd	396,596	25,647,863
Gaztransport Et Technigaz SA	38,494	4,728,410
TotalEnergies SE	239,222	15,740,404
		46,116,677
Personal Products – 3.2%
Unilever PLC	402,615	19,865,030
Pharmaceuticals – 8.6%
AstraZeneca PLC	98,406	13,240,983
Bayer AG	144,402	6,934,662
Novartis AG	66,100	6,746,946
Novo Nordisk A/S - Class B	99,938	9,092,555
Sanofi	169,653	18,201,636
		54,216,782
Road & Rail – 1.5%
Central Japan Railway Co	123,500	3,003,361
Full Truck Alliance Co (ADR)*	871,021	6,131,988
		9,135,349
Semiconductor & Semiconductor Equipment – 9.6%
ASML Holding NV	34,066	20,002,139
SK Hynix Inc	130,323	11,070,940
Taiwan Semiconductor Manufacturing Co Ltd	1,790,000	29,052,335
		60,125,414
Textiles, Apparel & Luxury Goods – 5.0%
LVMH Moet Hennessy Louis Vuitton SE	7,469	5,634,039

Shares		Value
Common Stocks– (continued)
Textiles, Apparel & Luxury Goods– (continued)
PRADA SpA	493,800	$2,888,798
Samsonite International SA (144A)*	6,779,700	23,200,408
		31,723,245
Trading Companies & Distributors – 2.9%
Ferguson PLC	110,606	18,183,466
Total Common Stocks (cost $514,026,239)		615,384,312
Preferred Stocks– 1.1%
Automobiles – 1.1%
Dr Ing hc F Porsche AG (144A)((cost $6,665,076)	70,898	6,667,161
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $6,427,698)	6,426,373	6,428,301
Total Investments (total cost $527,119,013) – 99.9%		628,479,774
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		869,322
Net Assets – 100%		$629,349,096

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United Kingdom	$106,995,361	17.0%
France	77,899,159	12.4
Japan	73,384,931	11.7
Canada	55,528,968	8.8
United States	40,455,342	6.4
Germany	40,294,340	6.4
Hong Kong	39,891,920	6.3
Netherlands	38,034,681	6.1
Taiwan	29,052,335	4.6
China	21,448,526	3.4
Austria	18,565,473	3.0
India	15,501,492	2.5
Italy	15,437,647	2.5
Denmark	13,261,876	2.1
South Korea	11,070,940	1.8
Sweden	8,841,141	1.4
Belgium	8,251,518	1.3
Ireland	7,817,178	1.2
Switzerland	6,746,946	1.1

Total	$628,479,774	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$335,514	$313	$23	$6,428,301
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	21,458∆	-	-	-
Total Affiliated Investments - 1.0%	$356,972	$313	$23	$6,428,301

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	11,744,318	82,424,705	(87,741,058)	6,428,301
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	-	42,922,999	(42,922,999)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2023 is $29,867,569, which represents 4.7% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$14,610,100	$-	$-
Entertainment	15,843,575	-	-
Metals & Mining	29,881,105	-	-
Oil, Gas & Consumable Fuels	25,647,863	20,468,814	-
Road & Rail	6,131,988	3,003,361	-
All Other	-	499,797,506	-
Preferred Stocks	-	6,667,161	-
Investment Companies	-	6,428,301	-
Total Assets	$92,114,631	$536,365,143	$-

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70315 11-23